Note 8 - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vessel Cost [Member]
Vessel Cost, Balance	$ 4,006,587	$ 3,998,365
Other vessels' costs		8,222
Vessel acquisitions, advances and other vessels' costs	152,888
Vessel Cost, Balance	4,159,475	4,006,587
Accumulated Depreciation [Member]
Accumulated Depreciation, Balance	(1,291,419)	(1,166,054)
Depreciation	(129,074)	(125,365)
Accumulated Depreciation, Balance	(1,420,493)	(1,291,419)
Net Book Value [Member]
Net Book Value, Balance	2,715,168	2,832,311
Depreciation	(129,074)	(125,365)
Other vessels' costs		8,222
Vessel acquisitions, advances and other vessels' costs	152,888
Net Book Value, Balance	$ 2,738,982	$ 2,715,168